TAXATION (Details 6) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Expire in 2018 CNY
Taxation
Deductible temporary differences related to other payables and accruals		9,960	8,712
Deductible temporary differences related to provision for doubtful accounts		314	1,062
Total current deferred tax assets		10,274	9,774
Less: Valuation allowance		(18)	(17)
Net current deferred tax assets		10,256	9,757
Tax loss carryforwards		5,563	4,005
Amount offset by non-current deferred tax liabilities		(5,041)	(2,847)
Total non-current deferred tax assets		522	1,158
Less: Valuation allowance		(446)	(526)
Net non-current deferred tax assets	12	76	632
Total deferred tax assets		10,332	10,389
Taxable temporary differences related to depreciation period		(3,382)	(2,587)
Taxable temporary differences related to government subsidy income		(14,252)	(6,243)
Amount offset by non-current deferred tax assets		5,041	2,847
Total non-current deferred tax liabilities	(2,030)	(12,593)	(5,983)
Total deferred tax liabilities		(12,593)	(5,983)
Net operating loss carryforwards		20,593		9,565
Tax loss carryforwards, expiration year	5 years	5 years